Investment in Affiliates - Navios Midstream (Details) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		11 Months Ended		12 Months Ended
	Feb. 16, 2017 USD ($) shares	May 05, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Oct. 13, 2014	Nov. 16, 2017 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Nov. 14, 2014 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility										$ 49,764	$ 0		$ 192,930
Preferred stock, value										0	0
Investment in affiliates received upon sale of vessels										0	0		27,111
Carrying amount of investment in Navios Midstream										125,062	196,695
Equity/ (loss) in net earnings of affiliated companies										(46,657)	15,499		18,436
Aggregate consideration of investment in affiliates										$ 84	89		7,201
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired									4
Navios Midstream IPO net proceeds									$ 110,403
Proceeds from loan facility									$ 104,451
General partner interest							2.00%		2.00%	2.00%
Carrying amount of investment in Navios Midstream										$ 113,662	184,834		191,968	$ 183,141
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests					$ 25,000
Loss recognised as a result of the issuance of common units of Navios Midstream										(54)	(246)
Unamortized difference of investment				$ 2,554						37,158	21,221		22,120	20,169
Equity/ (loss) in net earnings of affiliated companies										10,265	14,219		15,825
Aggregate consideration for general partner interests	$ 79	$ 5				$ 75						$ 14
Dividends received from affiliates										21,301	$ 21,283		$ 17,202
General partnership interests | shares	6,446	412				5,655						1,143
Total market value of the investment										$ 120,007
Equity Method Investment, Other than Temporary Impairment			$ 59,104
Navios Midstream | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity									$ 126,000
Navios Midstream | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				(72)										(332)
Navios Midstream | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				$ 2,626										$ 20,501
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares									9,342,692
Limited partner interest										7.50%
Partners' Capital Account, Units, Converted | shares								9,342,692
Conversion ratio								1
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares									1,242,692
Limited partner interest										49.50%
Navios Midstream | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares				32,509					381,334
Proceeds from issuance of general partner units				$ 551
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares				1,592,920
Limited partner interest										7.60%
Share price | $ / shares				$ 17.02
Investment in affiliates received upon sale of vessels				$ 27,111
Carrying amount of investment in Navios Midstream				$ 27,665